Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (61,328)	$ (69,848)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	88,466	37,206
Share-based compensation	29,361	16,607
Non-cash bonus	1,518
Non-cash interest expense	6,590	6,711
Unrealized gain on changes in fair value of biological assets	(224,610)	(97,738)
Realized fair value amounts included in inventory sold	149,586	74,757
Impairment loss	23,659
(Gain)/loss on sale of property, plant and equipment	550	(118)
Deferred taxes	7,541	6,959
Write off of acquisition costs		1,135
Gain on investment	(37,566)
Ifrs Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable	5,956	(6,943)
Biological assets	55,707	8,841
Inventories	(92,384)	(28,746)
Prepaid expenses and other current assets	4,748	710
Other assets	(17,702)	(1,216)
Accounts payable	9,958	533
Income taxes payable	57,753	12,384
Accrued expenses	4,552	445
Net cash provided (used) in operating activities	12,355	(38,321)
Cash flows from investing activities:
Purchases of property and equipment	(126,273)	(82,075)
Proceeds from sale of entity	1,004
Payments made on completion on acquisitions	(59,695)	(80,560)
Prepayment for acquisition consideration	(7,500)
Payment in connection with option to acquire an entity		(5,966)
Amounts advanced for notes receivable	(4,646)	(35,444)
Net cash used in investing activities	(197,110)	(204,045)
Cash flows from financing activities:
Cash received from financing agreement	186,235
Proceeds from sale leaseback	42,466	25,245
Minority buyouts	(2,508)	(395)
Lease liability payments	(26,762)	(5,132)
Cash received in private placement	24,552
Principal payments on notes payable	(2,920)	(3,995)
Exercise of stock options	3,013	2,337
Net cash provided by financing activities	224,076	18,060
Net change in cash	39,321	(224,306)
Cash at beginning of period	42,310	266,616
Cash held for sale	(8,089)
Cash at end of period	73,542	42,310
Cash paid for interest	38,133	9,285
Cash paid for income tax	21,498	7,200
Supplemental disclosure of non-cash investing and financing activities:
Recognition of right of use assets and lease liabilities	85,127	93,063
Issuance of shares in connection with minority buyouts	10,802
Issuance of shares in connection with acquisitions	969,479	31,049
Issuance of shares in connection with license success fee	2,348
Contingent consideration incurred in connection with acquisitions	36,494	14,616
Forgiveness of note receivable in connection with acquisition	$ 65,868
Reduction of notes receivable in connection with sale leaseback		12,090
Seller note incurred in connection with acquisition		$ 35,069